Consolidated Shareholders' Equity	6 Months Ended
Jun. 30, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Consolidated Shareholders' Equity

B.8. CONSOLIDATED SHAREHOLDERS’ EQUITY

B.8.1. SHARE CAPITAL
As of June 30, 2021, the share capital was €2,521,571,560 and consisted of 1,260,785,780 shares (the total number of shares outstanding) with a par value of €2.
Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
June 30, 2021	8.25	0.655%
December 31, 2020	8.28	0.658%
June 30, 2020	2.59	0.207%
January 1, 2020	0.02	0.002%
A total of 62,396 shares were issued in the first half of 2021 as a result of the exercise of Sanofi stock subscription options.
A total of 1,751,646 shares vested under Sanofi restricted share plans during the first half of 2021, either by issuance of new shares or by vesting of existing restricted shares.

B.8.2. REPURCHASE OF SANOFI SHARES
On April 30, 2021, the Annual General Meeting of Sanofi shareholders authorized a share repurchase program for a period of 18 months. Sanofi did not use that authorization during the first half of 2021.
On April 28, 2020, the Annual General Meeting of Sanofi shareholders authorized a share repurchase program for a period of 18 months. Under that program (and that program alone), Sanofi repurchased 1,758,569 of its own shares during the first half of 2021 for a total amount of €140 million.

B.8.3. REDUCTIONS IN SHARE CAPITAL
No decision to cancel treasury shares was made by the Sanofi Board of Directors during the first half of 2021.

B.8.4. RESTRICTED SHARE PLANS
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. to the consolidated financial statements for the year ended December 31, 2020. The principal features of the plans awarded in 2021 are set forth below:

2021
Type of plan	Performance share plan
Date of Board meeting approving the plan	April 30, 2021
Total number of shares subject to a 3-year service period	3,484,420
Of which with no market condition	2,209,901
Fair value per share awarded (€) (a)	77.27
Of which with market condition	1,274,519
Fair value per share awarded (€) (b)	71.30
Fair value of plan at the date of grant (€ million)	262
(a)Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.
(b) Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.

The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	June 30, 2021	June 30, 2020
Total expense for restricted share plans (€ million)	83	113
Number of shares not yet fully vested	9,996,495	10,900,815
Under 2021 plans	3,484,420	—
Under 2020 plans	3,175,084	3,340,501
Under 2019 plans	3,252,099	3,545,507
Under 2018 plans	84,892	4,014,807

B.8.5. CAPITAL INCREASES
On February 4, 2021, the Sanofi Board of Directors approved a capital increase reserved for employees, offering the opportunity for them to subscribe for new Sanofi shares at a price of €69.38 per share. The subscription period was open from June 7 through June 25, 2021. Sanofi employees subscribed for a total of 2,438,590 shares, and this capital increase was supplemented by the immediate issuance of a further 124,112 shares for the employer’s contribution. The total expense recognized for this capital increase in the first half of 2021 was €51 million, determined in accordance with IFRS 2 (Share-Based Payment) on the basis of the discount granted to the employees.
On February 5, 2020, the Sanofi Board of Directors approved a capital increase reserved for employees, offering the opportunity for them to subscribe for new Sanofi shares at a price of €70.67 per share. The subscription period was open from June 8 through June 26, 2020. Sanofi employees subscribed for a total of 2,467,101 shares, and this capital increase was supplemented by the immediate issuance of a further 123,615 shares for the employer’s contribution. The total expense recognized for this capital increase in the first half of 2020 was €52 million, determined in accordance with IFRS 2 (Share-Based Payment) on the basis of the discount granted to the employees.

B.8.6. STOCK SUBSCRIPTION OPTION PLANS
No stock subscription option plans were awarded in the first half of 2021 or 2020.
The expense recognized through equity for stock option plans is immaterial.
The table below provides summary information about options outstanding and exercisable as of June 30, 2021:

Range of exercise prices per share	Outstanding			Exercisable
	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €50.00 to €60.00 per share	163,367	0.68	56.44	163,367	56.44
From €60.00 to €70.00 per share	168,784	6.85	65.84	—	—
From €70.00 to €80.00 per share	1,499,313	3.60	74.10	1,279,313	73.65
From €80.00 to €90.00 per share	634,184	4.86	89.19	634,184	89.19
Total	2,465,648			2,076,864

B.8.7. NUMBER OF SHARES USED TO COMPUTE DILUTED EARNINGS PER SHARE
Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	June 30, 2021 (6 months)	June 30, 2020 (6 months)	December 31, 2020 (12 months)
Average number of shares outstanding	1,250.3	1,251.7	1,253.6
Adjustment for stock options with dilutive effect	0.3	0.4	0.4
Adjustment for restricted shares	5.0	6.1	6.1
Average number of shares used to compute diluted earnings per share	1,255.6	1,258.2	1,260.1
As of June 30, 2021, 0.6 million stock options were not taken into account in computing diluted earnings per share because they had no dilutive effect, compared with 0.6 million as of December 31, 2020 and 0.7 million as of June 30, 2020.

B.8.8. OTHER COMPREHENSIVE INCOME
Movements within other comprehensive income are shown below:

(€ million)	June 30, 2021 (6 months)	June 30, 2020 (6 months)	December 31, 2020 (12 months)
Actuarial gains/(losses):
▪Actuarial gains/(losses) excluding investments accounted for using the equity method	328	(146)	(267)
▪Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	—	—	(1)
▪Tax effects	(11)	(19)	45
Equity instruments included in financial assets:
▪Change in fair value (excluding investments accounted for using the equity method)	70	365	358
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	(13)	(14)
▪Equity risk hedging instruments designated as fair value hedges	(3)	(53)	(24)
▪Tax effects	(4)	(70)	(85)
Items not subsequently reclassifiable to profit or loss	380	64	12
Debt instruments included in financial assets:
▪Change in fair value (excluding investments accounted for using the equity method) (a)	(17)	4	15
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
▪Tax effects	4	(1)	(3)
Cash flow hedges:
▪Change in fair value (excluding investments accounted for using the equity method) (b)	(4)	29	4
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
▪Tax effects	—	(9)	(2)
Change in currency translation differences:
▪Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	1,171	(590)	(3,872)
▪Currency translation differences (investments accounted for using the equity method) (b)	(3)	24	32
▪Currency translation differences related to the investment in Regeneron and reclassified to profit or loss (c)	—	(318)	(318)
▪Hedges of net investments in foreign operations (b)	(107)	(60)	180
▪Tax effects	30	19	(58)
Items subsequently reclassifiable to profit or loss	1,074	(902)	(4,022)
(a)Includes reclassifications to profit or loss: €4 million in the first half of 2021, and €5 million in 2020.
(b)Includes reclassifications to profit or loss: €4 million in the first half of 2021, and €1 million in 2020 (all of which was reclassified in the first half of 2020).
(c)Amount of cumulative currency translation differences associated with the equity investment in Regeneron, reclassified to profit or loss in accordance with IAS 21 (The Effects of Changes in Foreign Exchange Rates).